Pinnacle Sherman Multi-Strategy Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Fair Value
	COMMON STOCK - 24.1%
	ENGINEERING & CONSTRUCTION - 3.0%
23,355	Quanta Services, Inc.	$ 1,682,027

	MEDICAL EQUIPMENT & DEVICES - 3.7%
3,885	Align Technology, Inc. *	2,076,066

	METALS & MINING - 4.8%
102,046	Freeport-McMoRan, Inc.	2,655,237

	RETAIL - DISCRETIONARY - 6.2%
74,965	Gap, Inc. (The) *	1,513,543
52,088	L Brands, Inc.	1,937,153
		3,450,696
	SEMICONDUCTOR - 3.5%
12,710	QUALCOMM, Inc.	1,936,242

	TRANSPORTATION & LOGISTICS - 2.9%
6,346	FedEx Corporation	1,647,549

	TOTAL COMMON STOCK (Cost $11,737,682)	13,447,817

	EXCHANGE TRADED FUNDS - 73.7%
	EQUITY FUNDS - 73.7%
34,730	First Trust Materials AlphaDEX Fund	1,670,166
24,100	Invesco QQQ Trust Series 1	7,561,134
6,460	Invesco S&P 500 Top 50 ETF	1,842,844
34,635	iShares Core MSCI Emerging Markets ETF	2,148,755
5,025	iShares Core S&P 500 ETF	1,886,335
12,735	iShares Morningstar Large-Cap Growth ETF	3,691,622
10,460	iShares Morningstar Mid-Cap Growth ETF	4,000,741
11,955	iShares Russell 2000 ETF	2,343,897
10,860	iShares S&P 100 ETF	1,864,010
58,775	iShares S&P 500 Growth ETF	3,751,021
29,745	iShares U.S. Basic Materials ETF	3,373,380
20,865	Materials Select Sector SPDR Fund	1,510,417
9,815	Vanguard Materials ETF	1,540,661
18,715	Vanguard Mid-Cap Growth ETF	3,968,890
	TOTAL EXCHANGE TRADED FUNDS (Cost $31,940,727)	41,153,873

	TOTAL INVESTMENTS - 97.8% (Cost $43,678,409)	$ 54,601,690
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%	1,253,893
	NET ASSETS - 100.0%	$ 55,855,583

* - Non income producing security
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard and Poor's Depositary Receipts
S&P - Standard and Poor's

Pinnacle Trendrating Innovative Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Fair Value
	COMMON STOCK - 98.7%
	AUTOMOTIVE - 8.1%
1,906	Aptiv PLC	$ 248,333
6,520	General Motors Company	271,493
		519,826
	E-COMMERCE DISCRETIONARY - 4.6%
91	Amazon.com, Inc. *	296,381

	ENTERTAINMENT CONTENT - 4.4%
3,056	Activision Blizzard, Inc.	283,750

	HEALTH CARE FACILITIES & SERVICES - 3.2%
502	Humana, Inc.	205,955

	INTERNET MEDIA & SERVICES - 4.0%
473	Netflix, Inc. *	255,765

	LEISURE FACILITIES & SERVICES - 4.4%
205	Chipotle Mexican Grill, Inc. *	284,276

	MACHINERY - 7.2%
865	Deere & Company	232,728
846	Parker-Hannifin Corporation	230,459
		463,187
	MEDICAL EQUIPMENT & DEVICES - 8.0%
470	Align Technology, Inc. *	251,159
530	IDEXX Laboratories, Inc. *	264,931
		516,090
	METALS & MINING - 8.3%
9,676	Freeport-McMoRan, Inc.	251,769
4,300	Southern Copper Corporation	280,016
		531,785
	RETAIL - DISCRETIONARY - 7.4%
1,665	Lowe's Companies, Inc.	267,249
611	Lululemon Athletica, Inc. *	212,646
		479,895
	SEMICONDUCTORS - 23.0%
2,442	Advanced Micro Devices, Inc. *	223,956
667	Broadcom, Inc.	292,046
500	Lam Research Corporation	236,135
1,684	Microchip Technology, Inc.	232,577
450	NVIDIA Corporation	234,990
1,666	NXP Semiconductors N.V.	264,911
		1,484,615
	TECHNOLOGY SERVICES - 3.5%
683	S&P Global, Inc.	224,523

	TELECOMMUNICATIONS - 4.5%
2,150	T-Mobile US, Inc. *	289,927

	TRANSPORTATION & LOGISTICS - 4.5%
1,107	FedEx Corporation	287,399

	TRANSPORTATION EQUIPMENT - 3.6%
1,024	Cummins, Inc.	232,550

	TOTAL COMMON STOCK (Cost $5,533,044)	6,355,924

	TOTAL INVESTMENTS - 98.7% (Cost $5,533,044)	$ 6,355,924
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%	85,925
	NET ASSETS - 100.0%	$ 6,441,849

* - Non income producing security
PLC - Public Limited Company

Pinnacle Funds

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services - Investment Companies" including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at NAV. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their NAVs.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of trustees of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for the Funds’ assets and liabilities measured at fair value:

Pinnacle Multi-Strategy Core Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 13,447,817	$ -	$ -	$ 13,447,817
Exchange Traded Funds	41,153,873	-	-	41,153,873
Total	$ 54,601,690	$ -	$ -	$ 54,601,690

Pinnacle Trendrating Innovative Equity Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,355,924	$ -	$ -	$ 6,355,924
Total	$ 6,355,924	$ -	$ -	$ 6,355,924

The Funds did not hold any Level 3 securities during the period.

* Refer to the Portfolio of Investments for security classifications.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at December 31, 2020, were as follows:

Pinnacle Multi-Strategy Core Fund
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 43,963,905	$ 10,663,573	$ (25,788)	$ 10,637,785

Pinnacle Trendrating Innovative Equity Fund
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 5,533,044	$ 844,656	$ (21,776)	$ 822,880